Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.30%
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(20.80%)